UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6400

                         The Advisors' Inner Circle Fund
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           FMA Small Company Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-932-7781

                    Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003

Item 1.    Reports to Stockholders.




                                 [LOGO OMITTED]

                                   FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES

                           ---------------------------
                           FMA SMALL COMPANY PORTFOLIO
                           ---------------------------
                         THE ADVISORS' INNER CIRCLE FUND



                                  ANNUAL REPORT
                                October 31, 2003

THE ADVISORS' INNERCIRCLE FUND                       FMA SMALL COMPANY PORTFOLIO
OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ................................................     1
Statement of Net Assets .............................................     3
Statement of Operations .............................................     8
Statement of Changes in Net Assets ..................................     9
Financial Highlights ................................................    10
Notes to Financial Statements .......................................    11
Report of Independent Auditors ......................................    15
Trustees and Officers of The Advisors' Inner Circle Fund ............    16
Shareholder Voting Results ..........................................    20
Notice to Shareholders ..............................................    21
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                     FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
October 31, 2003

Dear Shareholder:

The rally in the equity markets which began in October 2002 gained momentum throughout 2003 supported by a significant strengthening in economic growth. The hefty fiscal stimulus package, which included significant tax cuts and credits in addition to the continuation of low interest rates and record-setting refinancings contributed to ongoing strength in spending on autos, housing and other consumables. Recently, the business sector has begun to report accelerating new order growth and employment has begun to improve suggesting that economic growth beyond the third quarter's 8% level will continue into 2004 at an above average clip.

Reflecting the economic improvement, market leadership has been concentrated in the cyclically exposed sectors of technology, capital goods, consumer cyclicals and transportation. The FMA Small Company Portfolio benefited from its positioning in those sectors recording a 24.30% return in fiscal year-end 2003. We have been emphasizing cyclically exposed sectors within the Portfolio and believe this focus will continue to dominate our investment strategy over the next few months. However, as we approach a near-term peak in earnings growth in the next couple of quarters we will begin focusing our strategy towards later stage economic beneficiaries and more consistent earnings growers.

We remain committed to identifying high quality companies with solid balance sheets and superior management teams. Our focus on companies with accelerating earnings growth while trading at attractive valuations continues to serve us well. In 2004, we expect stock selection and active management strategies to be paramount to the generation of superior investment returns.



Yours truly,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek
Chief Investment Officer
Fiduciary Management Associates

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2003
--------------------------------------------------------------------------------
Growth of a $10,000 Investment

Average Annual Total Return*
For Period Ended October 31, 2003
--------------------------------------
One Year     Five Years     10 Years
--------------------------------------
24.30%         7.19%          11.11%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FMA Small Company          Russell 2000           S&P 500
             Portfolio                  Index                  Index
10/31/93     $10,000                    $10,000                $10,000
10/94        $10,454                    $ 9,969                $10,386
10/95        $11,873                    $11,796                $13,132
10/96        $14,545                    $13,755                $16,297
10/97        $20,702                    $17,789                $21,530
10/98        $20,267                    $15,683                $26,264
10/99        $18,721                    $18,015                $33,006
10/00        $23,265                    $21,151                $35,016
10/01        $23,630                    $18,465                $26,297
10/02        $23,077                    $16,328                $22,324
10/03        $28,685                    $23,408                $26,967

--------------------------------------------------------------------------------


* If the Adviser had not limited certain expenses, the Portfolio's total return would have been lower.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
 ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.


                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------
RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 93.3%
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          ---------  -----------
AUTOMOTIVE -- 1.2%
   BorgWarner .......................................      25,800  $  2,053,422
                                                                   ------------
BANKS -- 9.0%
   BankAtlantic Bancorp, Cl A .......................     137,600     2,310,304
   Boston Private Financial Holdings ................     103,300     2,631,051
   Community First Bankshares .......................      87,900     2,386,485
   East-West Bancorp ................................      52,300     2,567,407
   MB Financial+ ....................................      57,200     2,704,988
   Texas Regional Bancshares, Cl A ..................      70,331     2,549,499
                                                                   ------------
                                                                     15,149,734
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 6.2%
   Advo .............................................      60,100     2,694,283
   Lin TV, Cl A* ....................................     114,500     2,581,975
   Media General, Cl A ..............................      39,800     2,628,790
   Saga Communications, Cl A+* ......................     138,850     2,638,150
                                                                   ------------
                                                                     10,543,198
                                                                   ------------
CHEMICALS -- 3.0%
   Ferro ............................................     109,800     2,254,194
   MacDermid ........................................      93,000     2,778,840
                                                                   ------------
                                                                      5,033,034
                                                                   ------------
COMMUNICATIONS TECHNOLOGY -- 2.5%
   Aeroflex* ........................................     178,200     1,653,696
   Anixter International* ...........................     109,700     2,619,636
                                                                   ------------
                                                                      4,273,332
                                                                   ------------
COMPUTER SOFTWARE -- 4.0%
   Ansys* ...........................................      53,800     1,917,432
   Manhattan Associates* ............................      79,300     2,207,712
   Verity* ..........................................     182,700     2,566,935
                                                                   ------------
                                                                      6,692,079
                                                                   ------------
DRUGS -- 2.8%
   KV Pharmaceutical, Cl A* .........................      93,450     2,242,800
   Medicis Pharmaceutical, Cl A .....................      37,900     2,400,965
                                                                   ------------
                                                                      4,643,765
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          ---------  -----------
ELECTRICAL EQUIPMENT & SERVICES -- 3.0%
   AO Smith .........................................      83,000  $  2,626,950
   Littelfuse+* .....................................      89,900     2,391,340
                                                                   ------------
                                                                      5,018,290
                                                                   ------------
ELECTRONIC EQUIPMENT -- 6.0%
   Flir Systems* ....................................      94,600     2,957,196
   Ii-Vi* ...........................................      69,300     1,644,489
   Technitrol* ......................................     115,800     2,524,440
   Varian* ..........................................      82,100     2,940,001
                                                                   ------------
                                                                     10,066,126
                                                                   ------------
FINANCIAL SERVICES -- 4.9%
   Affiliated Managers Group* .......................      31,100     2,254,750
   Financial Federal* ...............................      76,300     2,559,865
   Jefferies Group ..................................      55,800     1,729,800
   Triad Guaranty* ..................................      35,800     1,766,014
                                                                   ------------
                                                                      8,310,429
                                                                   ------------
FOOD, BEVERAGE & TOBACCO -- 1.4%
   Performance Food Group* ..........................      65,000     2,421,250
                                                                   ------------
GAS/NATURAL GAS -- 2.0%
   New Jersey Resources .............................      89,000     3,368,650
                                                                   ------------
INSURANCE -- 3.1%
   American Financial Group .........................     113,900     2,536,553
   Scottish Re Group ................................     120,200     2,621,562
                                                                   ------------
                                                                      5,158,115
                                                                   ------------
LEASING & RENTING -- 1.2%
   Aaron Rents ......................................      92,400     2,023,560
                                                                   ------------
MACHINERY -- 2.9%
   Gardner Denver+* .................................     121,300     2,506,058
   Kadant+* .........................................     133,700     2,440,025
                                                                   ------------
                                                                      4,946,083
                                                                   ------------
MACHINERY/OIL FIELD EQUIPMENT -- 3.8%
   Oil States International* ........................     197,300     2,416,925
   Seacor Smit* .....................................      48,625     1,863,310
   W-H Energy Services* .............................     141,300     2,215,584
                                                                   ------------
                                                                      6,495,819
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          ---------  -----------
MANUFACTURING -- 3.3%
   IDEX .............................................      75,500  $  2,807,090
   Roper Industries .................................      55,400     2,737,868
                                                                   ------------
                                                                      5,544,958
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 4.7%
   Advanced Medical Optics* .........................      88,700     1,789,079
   Genesis Health Ventures* .........................      49,900     1,342,310
   Immucor* .........................................      87,200     2,565,424
   Viasys Healthcare* ...............................     127,800     2,306,790
                                                                   ------------
                                                                      8,003,603
                                                                   ------------
METALS -- 1.6%
   Reliance Steel & Aluminum ........................      92,100     2,643,270
                                                                   ------------
MISCELLANEOUS BUSINESS SERVICES -- 3.3%
   Kroll* ...........................................     129,900     3,021,474
   West* ............................................     103,000     2,495,690
                                                                   ------------
                                                                      5,517,164
                                                                   ------------
PACKAGING -- 1.3%
   Aptargroup .......................................      63,300     2,266,140
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.8%
   American Financial Realty Trust .................      207,200     3,149,440
   CBL & Associates Properties .....................       52,600     2,803,580
   Maguire Properties ..............................      143,400     3,126,120
   SL Green Realty .................................       67,100     2,425,665
                                                                   ------------
                                                                     11,504,805
                                                                   ------------
RETAIL -- 6.4%
   Carter's* .......................................          500        14,000
   CSK Auto* .......................................      133,300     2,286,095
   O'Reilly Automotive* ............................       52,200     2,259,738
   Regis ...........................................      100,400     3,817,208
   West Marine* ....................................      112,400     2,490,784
                                                                   ------------
                                                                     10,867,825
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          ---------  -----------
SEMICONDUCTORS -- 1.3%
   Semtech* ........................................      102,300  $  2,271,060
                                                                   ------------
TRUCKING -- 3.2%
   Arkansas Best ...................................       86,300     2,857,393
   Overnite* .......................................        4,300        95,288
   Pacer International* ............................      119,100     2,455,842
                                                                   ------------
                                                                      5,408,523
                                                                   ------------
UTILITIES -- 1.5%
   Unisource Energy ................................      129,550     2,500,315
                                                                   ------------
WHOLESALERS -- 1.4%
   United Stationers* ..............................       65,150     2,424,231
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.5%
   Albany International, Cl A ......................       80,800     2,496,720
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $136,907,866) ..........................                157,645,500
                                                                   ------------

--------------------------------------------------------------------------------
 EXCHANGE TRADED FUNDS -- 2.0%
--------------------------------------------------------------------------------
   iShares Russell 2000 Index Fund .................       16,300     1,719,650
   iShares Russell 2000 Value Index Fund ...........       11,500     1,726,150
                                                                   ------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $3,373,607) ............................                  3,445,800
                                                                   ------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 4.2%
--------------------------------------------------------------------------------
   HighMark U.S. Government Money Market Fund ......    6,787,049     6,787,049
   HighMark 100% U.S. Treasury Money Market Fund ...      355,365       355,365
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $7,142,414) ............................                  7,142,414
                                                                   ------------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $147,423,887) ..........................                168,233,714
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.5%
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   -------------

   Investment Advisory Fees Payable ................               $    (96,975)
   Administration Fees Payable .....................                    (17,049)
   Other Assets and Liabilities, Net ...............                    883,030
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                    769,006
                                                                   ------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital .................................                148,314,388
   Accumulated Net Realized Loss on Investments ....                   (121,495)
   Net Unrealized Appreciation on Investments ......                 20,809,827
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ......................               $169,002,720
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ....                  8,418,537
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ..............................                     $20.08
                                                                         ======
* NON-INCOME PRODUCING SECURITY
+ SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER
  31, 2003 WAS $12,680,561.
CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              FMA SMALL COMPANY PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends .....................................................     $ 1,654,663
Interest ......................................................         113,163
                                                                    -----------
   TOTAL INCOME ...............................................       1,767,826
                                                                    -----------
EXPENSES
Investment Advisory Fees ......................................       1,099,384
Shareholder Servicing Fees ....................................         404,110
Administration Fees ...........................................         175,886
Transfer Agent Fees ...........................................          59,220
Printing Fees .................................................          52,495
Legal Fees ....................................................          20,229
Registration and Filing Fees ..................................          18,474
Audit Fees ....................................................          14,043
Custodian Fees ................................................          11,688
Trustees' Fees ................................................           4,130
Other Expenses ................................................           4,981
                                                                    -----------
   TOTAL EXPENSES .............................................       1,864,640
Less:
Waiver of Investment Advisory Fees ............................        (105,844)
                                                                    -----------
   NET EXPENSES ...............................................       1,758,796
                                                                    -----------
NET INVESTMENT INCOME .........................................           9,030
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS ..............................       4,580,956
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS .............................................      28,433,006
                                                                    -----------
NET GAIN ON INVESTMENTS .......................................      33,013,962
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........     $33,022,992
                                                                    ===========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               YEAR ENDED     YEAR ENDED
                                                                               OCTOBER 31,    OCTOBER 31,
                                                                                  2003           2002
                                                                              ------------  --------------
OPERATIONS:
   Net Investment Income .................................................    $      9,030   $     510,059
   Net Realized Gain (Loss) on Investments ...............................       4,580,956      (1,764,713)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ...      28,433,006      (5,175,041)
                                                                              ------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...........................................      33,022,992      (6,429,695)
                                                                              ------------   -------------
DIVIDENDS:
   Net Investment Income .................................................        (185,905)       (432,916)
   Return of Capital .....................................................         (30,597)             --
                                                                              ------------   -------------
   TOTAL DIVIDENDS .......................................................        (216,502)       (432,916)
                                                                              ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................................      85,613,487     180,138,763
   In Lieu of Cash Distributions .........................................         208,427         418,382
   Redeemed ..............................................................     (85,951,643)   (178,162,535)
                                                                              ------------   -------------
   Net Increase (Decrease) from Capital Share Transactions ...............        (129,729)      2,394,610
                                                                              ------------   -------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS .............................      32,676,761      (4,468,001)
NET ASSETS:
   Beginning of Year .....................................................     136,325,959     140,793,960
                                                                              ------------   -------------
   End of Year (including undistributed net investment
     income of $0 and $77,143, respectively) .............................    $169,002,720   $ 136,325,959
                                                                              ============   =============
SHARE TRANSACTIONS:
   Issued ................................................................       4,983,499       9,790,940
   In Lieu of Cash Distributions .........................................          13,002          22,280
   Redeemed ..............................................................      (5,002,290)     (9,867,018)
                                                                              ------------   -------------
   Net Decrease in Shares Outstanding from Share Transactions: ...........          (5,789)        (53,798)
                                                                              ============   =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                                 YEARS ENDED OCTOBER 31,
                                                            ------------------------------------------------------------
                                                              2003       2002(1)       2001         2000          1999
                                                            --------    --------     --------     --------      --------
Net Asset Value, Beginning of Period ...................    $  16.18     $ 16.61     $  16.46     $  13.35      $  14.52
                                                            --------    --------     --------     --------      --------
Income from Investment Operations:
   Net Investment Income ...............................        0.01        0.06         0.08         0.12          0.08
   Net Realized and Unrealized Gain (Loss) .............        3.92       (0.44)        0.18++       3.10         (1.17)
                                                            --------    --------     --------     --------      --------
   Total from Investment Operations ....................        3.93       (0.38)        0.26         3.22         (1.09)
                                                            --------    --------     --------     --------      --------
Dividends and Distributions:
   Net Investment Income ...............................       (0.03)      (0.05)       (0.10)       (0.11)        (0.08)
   Return of Capital ...................................          --*         --        (0.01)          --            --
                                                            --------    --------     --------     --------      --------
   Total Dividends and Distributions ...................       (0.03)      (0.05)       (0.11)       (0.11)        (0.08)
                                                            --------    --------     --------     --------      --------
Net Asset Value, End of Period .........................     $ 20.08    $  16.18     $  16.61     $  16.46      $  13.35
                                                            ========    ========     ========     ========      ========
TOTAL RETURN+ ..........................................       24.30%      (2.34)%       1.57%       24.27%        (7.63)%
                                                            ========    ========     ========     ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..................    $169,003    $136,326     $140,794     $115,885      $135,040
Ratio of Expenses to Average Net Assets ................        1.20%       1.13%        1.14%        1.02%         1.03%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers) .................................        1.27%       1.13%        1.14%        1.19%         1.20%
Ratio of Net Investment Income to Average Net Assets ...        0.01%       0.31%        0.42%        0.75%         0.52%
Portfolio Turnover Rate ................................         107%         99%          99%         108%          121%

  * INCLUDES RETURN OF CAPITAL OF $0.0035.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO'S SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM FMA SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM FMA SMALL COMPANY PORTFOLIO. SEE NOTE 1 IN THE NOTES TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM FMA Small Company Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc. (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund FMA Small Company Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a National Market System are valued at the official closing price. Money market securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Securities for which prices are not available, of which there were none as of October 31, 2003, will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of October 31, 2003, no repurchase agreements were held by the Portfolio.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

Effective June 24, 2002, the Portfolio had entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. For its services, the Distributor received $3,885 for the year ended October 31, 2003. Effective October 24, 2003, this agreement was discontinued.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2003 the Administrator was paid 0.12% of the average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser, formerly known as Fiduciary Management Associates, Inc. (the "Former Adviser"), was purchased by Fiduciary Management Associates, LLC on or about December 17, 2002. The Adviser is controlled by two principal executive officers of the Adviser who were senior officers of the Former Adviser. Despite this transaction, there are no changes in the actual investment management services, administrative functions, supervisory responsibilities or fee arrangements for the Portfolio, and the Adviser continues their relationship of the Former Adviser. The Adviser and Former Adviser voluntarily agreed to waive a portion of their advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2003, the Portfolio made purchases of $147,580,671 and sales of $146,768,709 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book-tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences resulted in reclassification of a $130,329 increase to undistributed net investment income, a $99,732 decrease to accumulated net realized gain and $30,597 decrease to paid in capital. These book and tax differences were primarily attributable to return of capital and to reclassification of distributions. These reclassifications had no effect on net assets or net asset value.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------


The tax character of dividends and distributions paid during the last two years were as follows:
                  ORDINARY         LONG-TERM       RETURN OF
                   INCOME        CAPITAL GAIN       CAPITAL            TOTAL
                 ----------      ------------      ---------         ---------
2003              $ 86,173          $99,732         $30,597           $216,502
2002               432,916               --              --            432,916

As of October 31, 2003, total Distributable Earnings consisted of $20,688,332 in net unrealized appreciation.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2003 the Portfolio utilized $4,558,503 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2003, were as follows:

          FEDERAL          APPRECIATED      DEPRECIATED       NET UNREALIZED
         TAX COST          SECURITIES       SECURITIES         APPRECIATION
       ------------       ------------     -------------      ---------------
       $147,545,382        $23,758,876      $(3,070,544)        $20,688,332

8. OTHER:

At October 31, 2003, 64% of total shares outstanding were held by two shareholders of Institutional Class Shares, each owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of
Advisors' Inner Circle Fund and Shareholders of
FMA Small Company Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMA Small Company Portfolio (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2003

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.


                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                              TERM OF                                           IN THE ADVISORS'
               POSITION(S)   OFFICE AND                                        INNER CIRCLE FUND
NAME, ADDRESS,  HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
     AGE 1      THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS                   MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T.          Trustee  (Since 1993)   Vice Chairman of Ameritrust Texas N.A.,         45       Trustee of The Arbor Funds,
COONEY                                   1989-1992, and MTrust Corp., 1985-1989.                  The MDL Funds, and The
76 yrs. old                                                                                       Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERTA.         Trustee  (Since 1993)   Pennsylvania State University, Senior Vice      45       Member and Treasurer, Board of
PATTERSON                                President, Treasurer (Emeritus); Financial               Trustees of Grove City College.
76 yrs. old                              and Investment Consultant, Professor of                  Trustee of The Arbor Funds,
                                         Transportation since 1984; Vice President-               The MDL Funds, and
                                         Investments, Treasurer, Senior Vice President            The Expedition Funds
                                         (Emeritus), 1982-1984. Director,
                                         Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.        Trustee  (Since 1993)   Private investor from 1987 to present. Vice     45       Trustee of The Arbor Funds,
PETERS                                   President and Chief Financial Officer, Western           The MDL Funds, and The
74 yrs. old                              Company of North America (petroleum ser-                 Expedition Funds.
                                         vice company), 1980-1986. President of Gene
                                         Peters and Associates (import company),
                                         1978-1980. President and Chief Executive
                                         Officer of Jos. Schlitz Brewing Company
                                         before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.         Trustee  (Since 1994)   Partner, Dechert (law firm), September          45       Trustee of The Arbor Funds,
STOREY                                   1987-December 1993.                                      The MDL Funds, The Expedition
72 yrs. old                                                                                       Funds, SEI Asset Allocation Trust,
                                                                                                  SEI Daily Income Trust, SEI Index
                                                                                                  Funds, SEI Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments Trust,
                                                                                                  SEI Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, State Street
                                                                                                  Research Funds, Massachusetts
                                                                                                  Health and Education Tax-Exempt
                                                                                                  Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
  Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.




                                       16


THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                              TERM OF                                           IN THE ADVISORS'
               POSITION(S)   OFFICE AND                                        INNER CIRCLE FUND
NAME, ADDRESS,  HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
     AGE 1      THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS                   MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-------------
GEORGE J.        Trustee  (Since 1999)   Chief Executive Officer, Newfound               45       Trustee, Navigator Securities
SULLIVAN, JR.                            Consultants Inc. since April 1997.                       Lending Trust, since 1995. Trustee
61 yrs. old                              General Partner, Teton Partners, L.P.,                   of The Fulcrum Trust. Trustee of
                                         June 1991-December 1996; Chief                           The ArborFunds, The MDL Funds, The
                                         Financial Officer, Nobel Partners,                       Expedition Funds, SEI Asset
                                         L.P., March 1991-December 1996;                          Allocation Trust, SEI Daily Income
                                         Treasurer and Clerk, Peak Asset                          Trust, SEI Index Funds, SEI
                                         Management, Inc., since 1991.                            Institutional International Trust,
                                                                                                  SEI Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust and SEI Tax
                                                                                                  Exempt Trust.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A.        Chairman (Since 1991)   Currently performs various services             45       Trustee of The Arbor Funds, Bishop
NESHER           of the                  on behalf of SEI Investments for which                   Street Funds, The Expedition
57 yrs. old      Board of                Mr. Nesher is compensated. Executive                     Funds, The MDL Funds, SEI Asset
                 Trustees                Vice President of SEI Investments,                       Allocation Trust, SEI Daily Income
                                         1986-1994. Director and Executive                        Trust, SEI Index Funds, SEI
                                         Vice  President of the Administrator                     Institutional International Trust,
                                         and the Distributor, 1981-1994.                          SEI Institutional Investments
                                                                                                  Trust, SEI Institutional Managed
                                                                                                  Trust, SEI Liquid Asset Trust,
                                                                                                  SEI Tax Exempt Trust, SEI
                                                                                                  Opportunity Master Fund, L.P.,
                                                                                                  SEI Opportunity Fund, L.P., SEI
                                                                                                  Absolute Return Master Fund, L.P.,
                                                                                                  and SEI Absolute Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.       Trustee  (Since 1992)   Partner, Morgan, Lewis & Bockius                45       Trustee of The Arbor Funds, The
DORAN                                    LLP (law firm), counsel to the                           MDL Funds, The Expedition Funds,
1701 Market Street                       Trust, SEI Investments, the                              SEI Asset Allocation Trust, SEI
Philadelphia, PA                         Administrator and the Distributor.                       Daily Income Trust, SEI Index
63 yrs. old                              Director of SEI Investments                              Funds, SEI Institutional
                                         since 1974; Secretary of                                 International Trust, SEI
                                         SEI Investments since 1978.                              Institutional Investments Trust,
                                                                                                  Institutional Managed Trust, SEI
                                                                                                  Liquid Asset Trust and SEI Tax
                                                                                                  Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
  Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.




                                       17


THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                              TERM OF                                           IN THE ADVISORS'
               POSITION(S)   OFFICE AND                                        INNER CIRCLE FUND
NAME, ADDRESS,  HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
     AGE 1      THE TRUST   TIME SERVED         DURING PAST 5 YEARS                   MEMBER         HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F.         President     (Since 2003)   Senior Operations Officer, SEI             N/A                   N/A
VOLK, CPA                                     Investments, Fund Accounting and
41 yrs. old                                   Administration (1996-present);
                                              Assistant  Chief Accountant
                                              of the Securities and Exchange
                                              Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER         Controller    (Since 2001)   Director, SEI Investments, Fund            N/A                   N/A
SPRATLEY,        and Chief                    Accounting and Administration since
CPA              Financial                    November 1999; Audit Manager, Ernst
34 yrs. old      Officer                      & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER            Co-Controller (Since 2003)   Director, SEI Investments,                 N/A                   N/A
GOLDEN           and Co-Chief                 Fund Accounting and Administration
39 yrs. old      Financial                    since June 2001. From March 2000
                 Officer                      to 2001, Vice President of Funds
                                              Administration for J.P. Morgan
                                              Chase & Co. From 1997 to 2000,
                                              Vice President of Pension and
                                              Mutual Fund Accounting for Chase
                                              Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K.        Vice         (Since 2001)    Vice President and Assistant               N/A                   N/A
VETTERLEIN       President                    Secretary of SEI Investments
41 yrs. old      and Secretary                Global Funds Services and SEI
                                              Investments Distribution Co. since
                                              January 2001; Shareholder/Partner,
                                              Buchanan Ingersoll Professional
                                              Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A.         Vice          (Since 1998)   Vice President and Assistant               N/A                   N/A
GAVALIS          President                    Secretary of SEI Investments,
39 yrs. old      and Assistant                SEI Investments Global Funds
                 Secretary                    Services and SEI Investments
                                              Distribution Co. since 1998;
                                              Assistant General Counsel and
                                              Director of Arbitration, Philadelphia
                                              Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.       Assistant     (Since 2000)   Vice President and Assistant               N/A                   N/A
BARTO            Vice President               Secretary of SEI Investments
35 yrs. old      and Assistant                Global Funds Services and SEI
                 Secretary                    Investments Distribution Co. since
                                              1999; Associate, Dechert (law firm)
                                              from 1997-1999; Associate,  Richter,
                                              Miller & Finn (law firm) from
                                              1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.





                                       18


THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                              TERM OF                                           IN THE ADVISORS'
               POSITION(S)   OFFICE AND                                        INNER CIRCLE FUND
NAME, ADDRESS,  HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
     AGE 1      THE TRUST   TIME SERVED         DURING PAST 5 YEARS                   MEMBER         HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
WILLIAM E.       Assistant     (Since 2000)   Vice President and Assistant Secretary     N/A                   N/A
ZITELLI          Vice President               of SEI Investments Global Funds
35 yrs. old      and Secretary                Services and SEI Investments
                                              Distribution Co. since 2000; Vice
                                              President, Merrill Lynch & Co. Asset
                                              Management Group from 1998-2000;
                                              Associate at Pepper Hamilton LLP
                                              from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.     Vice          (Since 2000)   Vice President and Assistant               N/A                   N/A
MCCULLOUGH       President                    Secretary of SEI Investments
43 yrs. old      and Assistant                Global Funds Services and SEI
                 Secretary                    Investments Distribution Co.
                                              since 1999; Associate at White
                                              and Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C.          Vice          (Since 2001)   Vice President and Assistant               N/A                   N/A
MUNCH            President                    Secretary of SEI Investments
32 yrs. old      and Assistant                Global Funds Services and SEI
                 Secretary                    Investments Distribution Co. since
                                              2001; Associate at Howard Rice
                                              Nemorvoski Canady Falk & Rabkin
                                              from 1998-2001; Associate at
                                              Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN             Vice          (Since 2002)   Middle Office Compliance Officer           N/A                   N/A
MUNERA           President                    at SEI Investments since 2000;
40 yrs. old      and Assistant                Supervising Examiner at Federal
                 Secretary                    Reserve Bank of Philadelphia
                                              from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI             Vice          (Since 2003)   Employed by SEI Investments Company        N/A                   N/A
DAGGETT          President                    since 2003, Associate at Drinker
42 yrs. old      and Assistant                Biddle & Reath from 1998-2003.
                 Secretary
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------
SHAREHOLDER MEETINGS

A special meeting of the shareholders of the FMA Small Company Portfolio was held on January 17, 2003 to vote on the following matter:

PROPOSAL

To approve a new Investment Advisory Agreement between the Portfolio and Fiduciary Management Associates, LLC, with the same advisory fee and otherwise substantially the same terms as the former Advisory Agreement between the Portfolio and its former adviser.

               SHARES VOTED     % OF VOTED      % OF TOTAL
               ------------     ----------     -----------
FOR            3,949,673.00         85.67%         46.03%
AGAINST          129,629.00          2.81%          1.51%
ABSTAIN          531,134.00         11.52%          6.18%

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Portfolio is designating the following items with regard to distributions paid during the year.

                        LONG TERM          QUALIFIED                                                                 QUALIFYING
                        (15% RATE)           5 YEAR            ORDINARY                                            DIVIDEND INCOME
                       CAPITAL GAIN           GAIN              INCOME             TOTAL           QUALIFYING       (15% TAX RATE
                      DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTIONS      DIVIDENDS (1)      FOR QDI) (2)
                      -------------      -------------      -------------      -------------      -------------      ------------
FMA Small Company
Portfolio                 53.65%             0.00%              46.35%             100.00%            100.0%              10.48%



(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of the Portfolio to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                          FMA SMALL COMPANY PORTFOLIO:
                                 P.O. Box 219009
                              Kansas City, MO 64121
                            (toll free) 866-FMA-8333


                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093


                                  DISTRIBUTOR:
                        sei investments distribution co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      sei investments Global funds services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           morgan, lewis & bockius llp
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








This information must be preceded or accompanied by a current prospectus for the
                              Portfolio described.

FMA-AR-001-0300

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.     Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Items 8.  (Reserved)

Item 9.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -----------------
                                                 James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ------------------
                                                 James F. Volk, President

Date 12/22/03


By (Signature and Title)*                        /s/ Jennifer E. Spratley
                                                 ------------------------
                                                 Jennifer E. Spratley,
                                                 Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.